INCOME TAX	6 Months Ended
Jun. 30, 2021
INCOME TAX
INCOME TAX

7.INCOME TAX

	For the six months ended June 30,
	2021	2020
	RMB’000	RMB’000
Current Tax:
PRC Income Tax Expense	7	85
Deferred tax expense	—	—
	7	85

British Virgin Islands Profits Tax

The Company has not been subject to any taxation in this jurisdiction for the six months ended June 30, 2021 and 2020.

Hong Kong Profits Tax

The subsidiaries in Hong Kong are subject to tax charged on Hong Kong sourced income with a statutory tax rate of 16.5% for the six months ended June 30, 2021 and 2020. No Hong Kong profits tax has been provided as the Company has no assessable profit arising in Hong Kong for the six months ended June 30, 2021 and 2020.

PRC Income Tax

Most subsidiaries of the Company in the PRC are subject to the enterprise income tax in accordance with “PRC Enterprise Income Tax Law” (“EIT Law”), and the applicable income tax rate for the six months ended June 30, 2021 and 2020 is 25%. Both Antelope Holdings (Chengdu) Co., Ltd (“Antelope Chengdu”) and Chengdu Future Talented Management and Consulting Co, Ltd (“Chengdu Future”) are subject to 2.5% and 5% income tax rates, respectively, for the six months ended June 30, 2021 and 2020, respectively.